Deposits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 3,133,996	R$ 766,086	R$ 0
Current	3,056,444	571,996
Non-Current	77,552	194,090
Due within 30 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	646,232	5,231
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,029,936	77,812
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	313,008	53,000
Due within 181 to 360 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,067,268	435,952
Due to 361 days or more days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	77,552	194,091
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 2,510,818	R$ 604,916
Basis of interest rate risk exposure to CDI (percent)	163.00%	164.00%
Interbank deposits
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 404,998	R$ 0
Basis of interest rate risk exposure to CDI (percent)	118.00%
Corporate Securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 218,180	R$ 161,170
Basis of interest rate risk exposure to CDI (percent)	152.00%	158.00%